Summary of Significant Accounting Policies (Details Narrative) - shares	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015
Summary Of Significant Accounting Policies Details Narrative
Common stock equivalents outstanding	49,968,264	148,695,755